Related party balances and transactions	12 Months Ended
Dec. 31, 2022
Related party balances and transactions
Related party balances and transactions

24.         Related party balances and transactions

As mentioned in note 2 a), on December 7, 2022, VINCI indirectly acquired 29.99% of the shares representing the capital stock of GACN through the acquisition of 100% of the shares representing the capital stock of Servicios de Tecnología Aeroportuaria, S.A. de C.V. ("SETA") and of Aerodrome Infrastructure S.á r. l. (“Aerodrome”). ICA Tenedora, S. A. de C. V. (“ICATEN”), which was an affiliate of SETA, ceased to be a related party of the Company on December 7, 2022. As a result, balances and transactions of GACN with ICATEN and its subsidiaries are presented as balances and transactions with related parties until December 7, 2022, and balances and transactions after that date are disclosed as transactions entered into with third parties because they do not represent transactions between related parties of the Company.

a.	Advance payments for construction to related parties are as follows:

	December 31,
	2022		2021		2020
ICA Constructora de Infraestructura, S.A. de C.V. (3)	Ps.	—	Ps.	—	Ps.	7,964
ICA Constructora, S.A. de C.V. (3)		—		939		90,204
Autovía Golfo Centro, S.A. de C. V. (3)		—		215,772		110,312
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (2)		1,872		6,787		5,729
MVD 1994 Real State Construction		4,436		—		—
VCD Inmobiliaria y Construcción, S. A. P. I. de C.V. (2)		3,294		—		—
	Ps.	9,602	Ps.	223,498	Ps.	214,209

b.	The accounts payable with related parties are as follows:

	December 31,
Payable:	2022		2021		2020
Servicios de Tecnología Aeroportuaria, S.A. de C.V. (2)	Ps.	123,905	Ps.	78,939	Ps.	—
Operadora Nacional Hispana, S.A. de C.V. (2)		5,100		2,949		5,928
VCD Construcción y Desarrollo, S.A.P.I. de C.V. (2)		3,157		3,508		5,772
ICA Ingeniería S. A. de C. V. (1)		—		367		367
Actica Sistemas, S. de R.L. de C.V. (1)		—		4,026		3,971
Autovía Golfo Centro S.A. de C.V. (1)		—		30,757		16,442
GGA Capital, S.A.P.I. de C.V. (2)		149,695		110,495		117,845
VCD Inmobiliaria y Construcción, S.A.P.I. de C.V. (2)		3,864		—		—
ICA Constructora, S. A. de C. V. (1)		—		27,419		16,564
Grupo ICA Constructora. S.A. de C.V.		—		—		794
Controladora de Operaciones de Infraestructura, S.A. de C.V. (1)		—		10,298		—
Grupo Hotelero Santa Fe, S. A. de C. V. (2)		758		491		21
	Ps.	286,479	Ps.	269,249	Ps.	167,704
(1)	Entity considered as related party until December 7, 2022
(2)	Affiliated entity

The balance payable to GGA Capital, S.A.P.I. of C.V. for Ps. 149,695, Ps. 110,495 and Ps.117,845 corresponds to short term loans of OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2022, 2021 and 2020, respectively. Loans generated interest at a 91-day TIIE rate plus 4.25 percentage points, the interest rate was 11.7249%, 5.7150%, and 7.7430%, respectively.

c.	The principal transactions with related parties performed in the normal course of business, are as follows:

	Year ended December 31,
	2022		2021		2020
Capital Expenditures:
Industrial warehouse	Ps.	52,550	Ps.	7,548	Ps.	100,194
Expenses:
Payments from technical assistance received		177,667		133,458		81,164
Administrative services		24,834		23,420		22,453
Improvements to concessioned assets:
Terminal building		1,083,509		961,061		565,376

Compensation to directors and officers comprising the Board of Directors, Audit Committee, Corporate Practices Committee, Finance, Planning and Sustainability were Ps.15,738, Ps.18,084, and Ps.12,453 for 2022, 2021, and 2020, respectively.

Employee Benefits – Employee benefits granted to key management personnel of the Company were comprised solely of short-term benefits of Ps. 149,585, Ps.78,048 and Ps.73,711 in 2022, 2021 and 2020, respectively.

Technical Assistance – On December 14, 2020, a Third Amending Agreement to the Technical Assistance and Technology Transfer Agreement with SETA was signed with a term through December 31, 2021, and automatic annual renewals thereafter. The annual consideration under the amendment is the greater of U.S. $ 3,766,000 (updated annually according to the U.S. consumer price index) and 3% of the Company’s consolidated EBITDA before payment of the technical assistance fee. For purposes of this calculation, consolidated EBITDA before technical assistance considers exclusively airport concessions and companies that directly or indirectly provide employee services to airports.

In 2022 and 2021 the variable part of the consideration for this concept was greater than the fixed part of US$3,766 (thousand); in 2020 no variable part was generated.

Pursuant to the Company’s bylaws, SETA (as holder of the Company’s Series ”BB” shares) has the ability to appoint and remove the Company’s Chief Financial Officer, Chief Operating Officer and Commercial Director, the right to elect three members of the Company’s board of directors, and the right to veto certain actions requiring approval of the Company’s shareholders (including the payment of dividends and the right to appoint certain members of senior management). In the event of the termination of the technical assistance agreement, the Series ”BB” shares will be converted into Series ”B” shares resulting in the termination of these rights.

If at any time after June 14, 2015, SETA were to hold less than 7.65% of the Company’s capital stock in the form of Series ”BB” shares, such shares must be converted into Series ”B” shares, which would cause SETA to lose all of its special rights. So long as SETA retains at least 7.65% of the Company’s capital stock in form of Series ”BB” shares, all its special rights will remain in force.

As of December 31, 2022 and March 30, 2023, SETA holds 12.9% of GACN’s outstanding capital stock in the form of series “BB” shares and, additionally holds 1.9% in the form of Series “B” shares.